Income Tax (Tables)	6 Months Ended
Sep. 30, 2024
Income Tax [Abstract]
Schedule of (Loss) Income before Income Tax Expense	(Loss) income before income tax expense is attributable to the following tax jurisdictions:
	For the six months ended September 30,
	2024	2023
	$’000	$’000
Hong Kong	(681)	1,389
Cayman Islands	(5,574)	(53)
(Loss) income before income tax expense	(6,255)	1,336

Schedule of Reconciliation the Statutory and Effective Tax Expenses	The following tables provide the reconciliation of the differences between the statutory and effective tax expenses for the six months ended September 30, 2024 and 2023.
	For the six months ended September 30,
	2024	2023
	$’000	$’000
(Loss) income before income tax expense	(6,255)	1,336

Tax at Hong Kong statutory tax rate of 16.5%	(1,032)	220
Effect of tax-exempt for the Company incorporated in Cayman Islands	920	9
Tax effect on non-assessable income	(1)	-
Tax effect on non-deductible expenses	4	-
Tax effect on deductible temporary differences	(3)	24
Tax effect on tax losses not recognized	112	-
Tax effect of utilization of tax losses previously not recognized	-	(144)
Tax concession	-	(21)
Income tax expense	-	88

Schedule of the Deferred Tax Assets	The following table sets forth the significant components of the deferred tax assets of the Company as of September 30, 2024 and March 31, 2024:
	As of September 30, 2024	As of March 31, 2024
	$’000	$’000
Deferred tax assets, net:
Net operating loss carryforwards	112	-
Less: valuation allowance	(112)	-
Deferred tax assets, net	-	-

Schedule of Movement of Valuation Allowance	The movement of valuation allowance is as follows:
	As of September 30, 2024	As of March 31, 2024
	$’000	$’000
Beginning balance	-	140
Tax losses recognized	112	-
Operating loss utilized	-	(140)
Ending balance	112	-